ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE
Schedule of accounts and notes receivable

	As of December 31,
	2011	2012

Accounts receivable	$15,135	$18,629
Notes receivable	—	329

Accounts and notes receivable, gross	15,135	18,958
Allowance of doubtful accounts	(224)	(556)

Accounts and notes receivable, net	$14,911	$18,402

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2010	2011	2012

Balance at beginning of year	$253	$233	$224
Charge to expenses	446	831	1,357
Transferring out as a result of disposal of discontinued operations	(176)	—	—
Reversal	—	(429)	(1,032)
Write off	(304)	(428)	—
Exchange difference	14	17	7

Balance at end of year	$233	$224	$556